Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-6314

CERTNYS

04020732

NYSE

March 26, 2004

MAR 26 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 29 2004
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PERINI CORPORATION, Common Stock, $1.00 par value per share and Associated Series A Junior Participating Cumulative Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 26, 2004. Tentative listing date -- Not yet determined.

Sincerely,

Jarad Madho

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